ADMINISTRATIVE AND GENERAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Administrative And General Expenses [Abstract]
Schedule of administrative and general expenses
	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Salaries and related expenses	5,925	8,175	3,233
Depreciation and overheads	93	132	240
Expected Credit Loss (a)	1,876	-	-
Other expenses (b)	6,667	942	262

Total	14,561	9,249	3,735

(a)
Write off of a contract asset relating to Jet-Talk contract asset balance, as the Company does not believe it can benefit from the remaining asset due to certain disagreement between the parties, which are under discussion and expected to be resolved in the near future.

(b)	In 2023 expenses occurred following the Alta settlement of $2.3 million (see Note 19) and new D&O Insurance policy expenses.